Related parties transactions (Tables)	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of key management personnel remuneration

	2024	2023	2022
	$	$	$

Short term benefits	1,031,194	657,879	671,709
Post employment benefits	62,730	33,191	43,542
Long term benefits	16,474	18,892	-
Share Based payments	1,808,863	1,065,554	897,586
Total	2,919,261	1,775,516	1,612,837

Schedule of shares held by key management personnel

	Shares 2024	Shares 2023	Shares 2022

Opening Balance	1,149,362	1,786,093	2,955,616
Issued	296,535	-	477,000
Repurchased	-	-	(1,200,000)
Resignation of Key Management Personnel	-	(530,609)	-
Reverse Share Split	-	(106,122)	(446,523)
Closing Balance	1,445,897	1,149,362	1,786,093

	Options 2024	Options 2023	Option 2022

Opening Balance	654,364	515,850	-
Issued	342,000	279,221	644,813
Expired	-	(106,078)	-
Exercised	(205,086)	-	-
Reverse share split	-	(34,629)	(128,963)
Closing Balance	791,278	654,364	515,850